Condensed Consolidated Statements of Operations (Q1) (Unaudited) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Revenue:
Total revenue				$ 1,507
Costs and Expenses:
Costs of sales				413
General and administrative expenses	598	1,463	5,437	6,450
Stock-based expense	1	214	371	1,258
Depreciation and amortization	13	11	258	37
Total costs and expenses	612	1,688	11,066	11,658
Operating loss	(612)	(1,688)	(11,066)	(10,151)
Non-operating income (expense):
Equity in gain of joint ventures		75	(198)	(715)
Gain on fair value adjustments of derivative liabilities	34	808	1,877	126
Foreign currency losses, net	(11)	(122)	58	(143)
Interest expense	(344)	(324)	(1,326)	(869)
Interest income	2	17	51	43
Net loss	(931)	(1,234)	(10,720)	(9,605)
Net loss attributable to SES stockholders	$ (931)	$ (1,234)	$ (10,716)	$ (9,604)
Net loss per share (Basic and diluted):
Net loss per share attributable to SES stockholders	$ (0.67)	$ (0.90)	$ (7.74)	$ (7.01)
Weighted average common shares outstanding:
Basic and diluted	1,395,000	1,377,000	1,384,000	1,370,000
Related Party Consulting Services [Member]
Revenue:
Total revenue				$ 1,238